Acquisitions - Acquisition of Corsicana Facility Land Site (Details) - Corsicana Facility Land Site $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) a GWh MWh
Asset Acquisition [Line Items]
Area of land (in Acres) acquired | a		265
Consideration	$ 10.1	$ 10.1
Anticipated gigawatt under development at site | GWh		1
Number of megawatts construction under initial phase of development of facility | MWh		400
Incurred costs	217.8
Developments costs	203.0
Deposit for future power usage	$ 4.7